Segment Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Segment Information
Note 2	Segment Information

The Company has identified its operating segments based on the internal reports that are reviewed and used by the board of directors in assessing performance and determining the allocation of resources.

Reportable segments disclosed are based on aggregating operating segments, where the segments have similar characteristics. Although the Company has a global reach, its sole activity is mobile application and technology development from an operation which is based within Australia, therefore it has aggregated all operating segments into the one reportable segment being technological development.

The reportable segment is represented by the primary statements forming these financial statements.